Label	Element	Value
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Cambria Emerging Shareholder Yield ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Cambria ETF Trust

Cambria Shareholder Yield ETF (SYLD) (the "Shareholder Yield ETF")

Cambria Foreign Shareholder Yield ETF (FYLD) (the "Foreign Shareholder Yield ETF")

Cambria Emerging Shareholder Yield ETF (EYLD) (the "Emerging Shareholder Yield ETF")

Cambria Sovereign Bond ETF (SOVB) (the "Sovereign Bond ETF")

Cambria Global Value ETF (GVAL) (the "Global Value ETF")

Cambria Global Momentum ETF (GMOM) (the "Global Momentum ETF")

Cambria Value and Momentum ETF (VAMO) (the "Value and Momentum ETF")

Cambria Global Asset Allocation ETF (GAA) (the "Global Asset Allocation ETF")

Cambria Tail Risk ETF (TAIL) (the "Tail Risk ETF")

(each, a "Fund" and, collectively, the "Funds")

Supplement dated June 8, 2020 to:

•	each Fund's Summary Prospectus, dated September 1, 2019, as amended or supplemented (collectively, the "Summary Prospectuses"); and
•	the Funds' Statutory Prospectus, dated September 1, 2019, as amended or supplemented (the "Statutory Prospectus," and, together with the Summary Prospectuses, the "Prospectuses").

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

The Funds' after-tax returns have been revised. Accordingly, the Prospectuses are hereby amended and supplemented as follows:

3.	In the "Performance" section of the Emerging Shareholder Yield ETF's Summary Prospectus, and the corresponding section of the Statutory Prospectus, the "Average Annual Total Returns" table is hereby deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the period ending December 31, 2018
Supplement Closing [Text Block]	ck0001529390_SupplementClosingTextBlock	Please retain this supplement for future reference.
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Cambria Emerging Shareholder Yield Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	11.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2016
Cambria Emerging Shareholder Yield ETF | MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (Reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2016
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2016
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2016
Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 13, 2016